Trade receivables (Tables)	6 Months Ended
Jun. 30, 2018
Trade receivables
Schedule Of Trade Receivables

The Group's trade receivables consisted of the following (in thousands):

	As of December 31,	As of June 30,
	2017	2018
Trade receivables	$58,538	$44,352
Less: Allowance for doubtful accounts	(1,409)	(1,375)
Trade receivable, net	$57,129	$42,977